Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of annual depreciation rates
%

Consoles and equipment	15 - 20
Computers and software	33
Office furniture and equipment	7 - 15
Leasehold improvements	Over the shorter of the related lease period or the useful lives of the asset